RELATED PARTY TRANSACTIONS (Details Narrative)					12 Months Ended
	Sep. 13, 2023 USD ($)	May 01, 2023 USD ($)	Nov. 23, 2021 USD ($) $ / shares shares	Apr. 20, 2021 USD ($)	Dec. 31, 2023 USD ($) Integer $ / shares shares	Dec. 31, 2022 USD ($) shares		Mar. 06, 2024 USD ($)	Feb. 16, 2024 $ / shares	Aug. 18, 2023 $ / shares	Sep. 14, 2018 USD ($)
Related Party Transaction [Line Items]
Interest rate					50.00%
Proceeds from note payable related party					$ 325,000
Debt conversion, converted instrument, amount	$ 1.00	$ 1.00
Warrants exercise per share | $ / shares			$ 11.50		$ 0.01
Debt instrument, issued, principal	$ 400,000	$ 150,000
Unborrowed working Capital Loans					$ 325,000
Seamless Group Inc [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued | shares					58,030,000	58,030,000
Common stock value issued					$ 58,030	$ 58,030	[1]
Debt principal amount											$ 7,500,000
Debt conversion, converted instrument, amount
Revenue					53,255,361	55,500,917
Gain (Loss) Related to Litigation Settlement					594,400,000	253,300,000
Interest paid					1,819,174	1,351,939	[2]
Other receivables					26,000,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt principal amount								$ 500,000
Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Payment for Administrative Fees					10,000
Administrative services fee					120,000	120,000
Reimbursed cost					88,395	167,618
Related Party [Member] | Seamless Group Inc [Member]
Related Party Transaction [Line Items]
Due to related party					86,488,519	83,757,317
Other receivables					7,287,376	4,483,228	[1]
Ripple Solution [Member] | Seamless Group Inc [Member]
Related Party Transaction [Line Items]
Due to related party					698,600,000	738,600,000
Related party transaction amounts of transaction					475,300,000	721,100,000
Tranglo [Member] | Seamless Group Inc [Member]
Related Party Transaction [Line Items]
Revenue					1,800,000	2,600,000
GEA Limited [Member] | Seamless Group Inc [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction					104,200,000	485,300,000
Ripple [Member] | Seamless Group Inc [Member]
Related Party Transaction [Line Items]
Interest paid					$ 812,473	191,245
IPO [Member]
Related Party Transaction [Line Items]
Sale of stock price per share | $ / shares			$ 10.15		$ 10.15
Proceeds from offering			$ 202,998,782
IPO [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from offering				$ 696,875
Proceeds from note payable related party				$ 338,038
Debt maturity date				Dec. 10, 2021
IPO [Member] | Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt principal amount				$ 400,000
Interest rate				0.01%
IPO [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related party					$ 0	$ 0
Affiliate Sponsor [Member]
Related Party Transaction [Line Items]
Debt conversion, converted instrument, amount					$ 1,500,000
Affiliate Sponsor [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Warrants exercise per share | $ / shares					$ 1.00
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued | shares					5,833,083	5,833,083
Common stock value issued					$ 583	$ 583
Number of shares issued | shares			99,999
Percentage of initial public offering					22.58%	22.58%
Number of shares issued, value			$ 268,617
Offering cost			2.87%
Stock issuance, cost			$ 9,351,106
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock value issued					$ 25,100	$ 25,100
Number of shares issued | shares					5,733,084	5,733,084
Common Class B [Member] | EF Hutton [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares					69,999	69,999
Common Class B [Member] | Jones Trading [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares					30,000	30,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued | shares					0	0
Common stock value issued
Sale of stock price per share | $ / shares					$ 12.00					$ 10.94
Common Class A [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Sale of stock price per share | $ / shares									$ 11.36
Common Class A [Member] | IPO [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares			19,999,880
Sale of stock price per share | $ / shares			$ 10.00
Proceeds from offering			$ 199,998,800
Stock issuance, cost			$ 9,351,106
Common Class A [Member] | Affiliate Sponsor [Member]
Related Party Transaction [Line Items]
Ordinary shares trading days | Integer					20

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.